Stockholders' Equity - Restricted Stock Activities of Restricted Stock Plans (Detail) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Shares	584,959
Vested, Shares	(56,406)
Unvested restricted stock outstanding at end of year	528,553